UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23853

Mason Capital Fund Trust
(Exact name of registrant as specified in charter)

50 Federal Street, 9th Floor

Boston, MA 02110
(Address of principal executive offices) (Zip code)

Elliot Bruce

Mason Capital Partners

50 Federal Street, 9th Floor

Boston, MA 02110
(Name and address of agent for service)

(617) 228-5190

Registrant’s telephone number, including area code

Date of fiscal year end: 6/30/2025

Date of reporting period: 6/30/2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Fundamentals First ETF
KNOW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 1, 2024, to June 30, 2025 (“Reporting Period”). You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$105	1.00%
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year 7/1/24-6/30/25, the net asset value of the Fund rose by 9.64%. Market value rose by 9.74%. The Fund holds no oversize positions, so performance came from a wide range of holdings. At the end of the period the biggest contribution to overall performance was Dollarama with a total return of 53.1% over the 12-month period, ending as the Fund’s largest position at 2.38%. The biggest detractor to the Fund over the period was Armada Hoffler with a -33.2% total return.
Returns came from various sectors rather than one industry in particular. Many of the smaller cap companies in the portfolio were among the worst performers over the year. These also tended to be smaller positions, so the impact on the portfolio was not as significant as the declines in their individual stock prices. Other than a clustering of smaller companies as detractors, performance was a mixed bag not simply attributable to any one industry, geography, or market cap. Fixed income performed as intended, remaining fairly neutral on price while contributing consistent interest to the Fund.

Top Contributors
↑	Dollarama Inc.; Climb Global Solutions Inc.; Taiwan Semiconductor Manufacturing Co. ADR; Parker Hannifin Corp.; Grupo Aeroportuario Del Pacifico SA ADR

Top Detractors
↓	Armada Hoffler Properties, Inc.; BRT Apartments Corp.; Mettler-Toledo International, Inc. ; SThree PLC; Primaris REIT
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Fundamentals First ETF	PAGE 1	TSR-AR-574817102

CUMULATIVE TOTAL RETURN

	1 Year	Since Inception (02/21/2024)
Fundamentals First ETF	9.64%	9.28%
S&P 500® Index	15.16%	19.18%
Visit https://fundamentalsfirstfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,409,499
Number of Holdings	99
Advisory Fee	$35,777
Portfolio Turnover	8%
30-Day SEC Yield	2.03%
Distribution Yield	1.59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top 10 Holdings (% of net assets)
JPMorgan 100% US Treasury Securities Money Market Fund	3.3%
Dollarama, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
KLA Corp.	2.0%
Parker-Hannifin Corp.	1.8%
Alphabet, Inc. - Class C	1.6%
Cummins, Inc.	1.6%
Schneider Electric SE	1.6%
Automatic Data Processing, Inc.	1.6%
Novartis AG	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on the first page or visit https://fundamentalsfirstfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Mason Capital Partners at 617-228-5190, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Mason Capital Partners or your financial intermediary.
Fundamentals First ETF	PAGE 2	TSR-AR-574817102

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Jerry Richardson and Mr. Mark Koenig are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and/or other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$13,000	$12,600
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Mason Capital Fund Trust
Annual Financial Statements and Additional Information
June 30, 2025

FUNDAMENTALS FIRST ETF
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 82.3%
Communications - 3.3%
Alphabet, Inc. - Class C	400	$70,956
Comcast Corp. - Class A	416	14,847
Meta Platforms, Inc. - Class A	80	59,047
		144,850
Consumer Discretionary - 7.6%
America’s Car-Mart, Inc.(a)	592	33,176
Cie Generale des Etablissements Michelin SCA	1,592	59,147
Climb Global Solutions, Inc.	317	33,890
Coats Group PLC	42,064	45,902
LKQ Corp.	1,096	40,563
Martinrea International, Inc.	3,568	22,219
McDonald’s Corp.	209	61,064
Texas Roadhouse, Inc.	216	40,481
		336,442
Consumer Staples - 3.2%
Church & Dwight Co., Inc.	376	36,138
Dollarama, Inc.	744	104,829
		140,967
Energy - 14.0%
APA Corp.	856	15,656
Bonterra Energy Corp.(a)	4,824	12,434
Chord Energy Corp.	261	25,278
Dorchester Minerals LP	1,528	42,570
Enbridge, Inc.	784	35,531
Energy Transfer LP	3,232	58,596
Enterprise Products Partners LP	2,088	64,749
Gaztransport Et Technigaz SA	211	41,806
Global Partners LP	1,200	63,276
Gulf Keystone Petroleum Ltd.	13,688	31,753
Keyera Corp.	704	23,026
Kinder Morgan, Inc.	992	29,165
Magnolia Oil & Gas Corp. - Class A	1,264	28,415
Pembina Pipeline Corp.	792	29,708
TotalEnergies SE - ADR	888	54,514
Vermilion Energy, Inc.	1,576	11,473
Western Midstream Partners LP	1,272	49,227
		617,177
Financials - 7.0%
Banco del Bajio SA(b)	6,816	16,455
CME Group, Inc.	163	44,926
Commonwealth Bank of Australia	224	27,237
FB Financial Corp.	720	32,616
Plumas Bancorp	944	41,970
Prosperity Bancshares, Inc.	584	41,020
The accompanying notes are an integral part of these financial statements.

1

FUNDAMENTALS FIRST ETF
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Sabre Insurance Group PLC(b)	13,392	$27,169
SpareBank 1 SR-Bank ASA	3,016	55,476
Wintrust Financial Corp.	182	22,565
		309,434
Health Care - 4.1%
IRadimed Corp.	436	26,068
Mettler-Toledo International, Inc.(a)	48	56,387
Novartis AG - ADR	560	67,766
Straumann Holding AG	224	29,233
		179,454
Industrials - 22.6%
Cummins, Inc.	216	70,740
Eaton Corp. PLC	106	37,841
Emerson Electric Co.	352	46,932
Fastenal Co.	1,218	51,156
Graco, Inc.	648	55,708
Grupo Aeroportuario del Pacifico SAB de CV - ADR	278	63,834
Honeywell International, Inc.	184	42,850
Hubbell, Inc.	160	65,346
IDEX Corp.	120	21,068
ITT, Inc.	296	46,422
Lincoln Electric Holdings, Inc.	152	31,513
Nordson Corp.	144	30,869
Norfolk Southern Corp.	104	26,621
Parker-Hannifin Corp.	112	78,229
Schneider Electric SE	264	70,219
SFL Corp. Ltd.	4,078	33,970
Snap-on, Inc.	216	67,215
SThree PLC	6,864	23,036
Tennant Co.	264	20,455
Toromont Industries Ltd.	536	48,174
WW Grainger, Inc.	64	66,575
		998,773
Materials - 7.0%
AptarGroup, Inc.	272	42,549
Avery Dennison Corp.	176	30,883
Givaudan SA - ADR	568	55,005
Labrador Iron Ore Royalty Corp.	1,608	33,512
Linde PLC	136	63,808
Sherwin-Williams Co.	184	63,178
Treatt PLC	5,128	18,266
		307,201

The accompanying notes are an integral part of these financial statements.

2

FUNDAMENTALS FIRST ETF
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 11.7%
Agilysys, Inc.(a)	216	$24,762
Automatic Data Processing, Inc.	224	69,082
Fiserv, Inc.(a)	384	66,205
Garmin Ltd.	160	33,395
KLA Corp.	97	86,887
Lam Research Corp.	555	54,024
Paychex, Inc.	237	34,474
ServiceNow, Inc.(a)	27	27,758
Skyworks Solutions, Inc.	264	19,673
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	448	101,468
		517,728
Utilities - 1.8%
Atmos Energy Corp.	240	36,986
Chesapeake Utilities Corp.	352	42,318
		79,304
TOTAL COMMON STOCKS (Cost $3,451,600)		3,631,330
EXCHANGE TRADED FUNDS - 11.3%
iShares iBonds Dec 2026 Term Corporate ETF	2,056	49,858
iShares iBonds Dec 2027 Term Corporate ETF	2,064	50,093
iShares iBonds Dec 2028 Term Corporate ETF	1,976	50,230
iShares iBonds Dec 2029 Term Corporate ETF	2,160	50,393
iShares iBonds Dec 2030 Term Corporate ETF	2,312	50,818
iShares iBonds Dec 2031 Term Corporate ETF	2,416	50,833
iShares iBonds Dec 2032 Term Corporate ETF	1,992	50,368
iShares iBonds Dec 2033 Term Corporate ETF	1,944	50,359
SPDR ICE Preferred Securities ETF	1,424	45,226
VanEck Preferred Securities ex Financials ETF	2,808	48,073
TOTAL EXCHANGE TRADED FUNDS (Cost $493,610)		496,251
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.5%
Real Estate - 2.5%
Community Healthcare Trust, Inc.	992	16,497
Precinct Properties New Zealand Ltd.(a)	22,752	16,642
Primaris Real Estate Investment Trust	2,616	28,278
Tanger, Inc.	1,640	50,151
		111,568
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $118,443)		111,568

The accompanying notes are an integral part of these financial statements.

3

FUNDAMENTALS FIRST ETF
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 0.6%
Gladstone Investment Corp.	1,864	$26,599
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $26,087)		26,599
SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital, 4.13%(c)	143,388	143,388
TOTAL SHORT-TERM INVESTMENTS (Cost $143,388)		143,388
TOTAL INVESTMENTS - 100.0% (Cost $4,233,128)		$4,409,136
Other Assets in Excess of Other Assets - 0.0%(d)		363
TOTAL NET ASSETS - 100.0%		$4,409,499

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $43,624 or 1.0% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Fundamentals First ETF
Statement of Assets and Liabilities
June 30, 2025

ASSETS:
Investments, at value	$4,409,136
Dividends receivable	2,915
Interest receivable	475
Cash	350
Dividend tax reclaims receivable	183
Total assets	4,413,059
LIABILITIES:
Payable to adviser	3,560
Total liabilities	3,560
NET ASSETS	$ 4,409,499
Net Assets Consists of:
Paid-in capital	$4,271,352
Total distributable earnings	138,147
Total net assets	$ 4,409,499
Net assets	$4,409,499
Shares issued and outstanding(a)	400,000
Net asset value per share	$11.02
Cost:
Investments, at cost	$4,233,128

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Fundamentals First ETF
Statement of Operations
For the Year Ended June 30, 2025

INVESTMENT INCOME:
Dividend income	$97,850
Less: Issuance fees	(118)
Less: Dividend withholding taxes	(4,433)
Total investment income	93,299
EXPENSES:
Investment advisory fee	35,777
Total expenses	35,777
NET INVESTMENT INCOME	57,522
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,162
Foreign currency translation/transaction	(134)
Net realized gain (loss)	5,028
Net change in unrealized appreciation (depreciation) on:
Investments	180,529
Foreign currency translation	6
Net change in unrealized appreciation (depreciation)	180,535
Net realized and unrealized gain (loss)	185,563
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 243,085

The accompanying notes are an integral part of these financial statements.

6

Fundamentals First ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$57,522	$16,021
Net realized gain (loss)	5,028	(17)
Net change in unrealized appreciation (depreciation)	180,535	(4,523)
Net increase (decrease) in net assets from operations	243,085	11,481
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(60,015)	(15,836)
From return of capital	(4,941)	—
Total distributions to shareholders	(64,956)	(15,836)
CAPITAL TRANSACTIONS:
Shares sold	2,192,420	2,058,910
Shares redeemed	(515,605)	—
Net increase (decrease) in net assets from capital transactions	1,676,815	2,058,910
NET INCREASE (DECREASE) IN NET ASSETS	1,854,944	2,054,555
NET ASSETS:
Beginning of the period	2,554,555	500,000
End of the period	$ 4,409,499	$2,554,555
SHARES TRANSACTIONS
Shares sold	200,000	200,000
Shares redeemed	(50,000)	—
Total increase (decrease) in shares outstanding	150,000	200,000

(a)	Inception date of the Fund was February 21, 2024.
The accompanying notes are an integral part of these financial statements.

7

Fundamentals First ETF
Financial Highlights
For a Fund share outstanding throughout each period

	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.22	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.17	0.08
Net realized and unrealized gain (loss) on investments(d)	0.81	0.21
Total from investment operations	0.98	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.07)
Net realized gains	(0.00)(i)	—
Return of capital	(0.02)	—
Total distributions	(0.18)	(0.07)
Net asset value, end of period	$11.02	$10.22
TOTAL RETURN(e)	9.64%	2.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,409	$2,555
Ratio of expenses to average net assets(f)(g)	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(f)(g)	1.61%	2.15%
Portfolio turnover rate(e)(h)	8%	1%

(a)	Inception date of the Fund was February 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Between (0.005) and 0.005.
The accompanying notes are an integral part of these financial statements.

8

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025
1. ORGANIZATION
Fundamentals First ETF (the “Fund”) is a series of Mason Capital Fund Trust (the “Trust”). The Trust was organized on September 22, 2022 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund commenced operations on February 21, 2024 and seeks to generate income and capital growth. The Fund primarily invests in publicly-traded equity securities and fixed income securities. The majority of the Fund’s assets are expected to be held in equities with the balance allocated to fixed income securities. The Fund expects to invest in both U.S. and non-U.S. based companies. Albert D. Mason Inc., doing business as Mason Capital Partners, serves as the Fund’s investment advisor (the “Adviser”). Organizational costs that were incurred to establish the Fund to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“the “Exchange”) under the symbol KNOW. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Distributions received from the Fund’s investments and Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

9

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
Federal Income Taxes: The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.
Management evaulates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense in the Statement of Operations. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of June 30, 2025. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.
Guarantees and Indemnifications: In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to the tax treatment of redemptions-in kind and prior year post financial statement true-ups. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended June 30, 2025, the following adjustments were made to the Statement of Assets and Liabilities due to permanent differences between distributable earnings and paid-in capital.

Total Distributable Earnings/(Loss)	Paid-In Capital
$(40,568)	$40,568

10

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
3. SECURITIES VALUATION
Investment Valuation: The Fund calculates its NAV each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s NAV per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Trust’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
If market quotations are not readily available, a security will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Fair Valuation Measurement:
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

11

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,631,330	$—	$—	$3,631,330
Exchange Traded Funds	496,251	—	—	496,251
Real Estate Investment Trusts	111,568	—	—	111,568
Business Development Companies	26,599	—	—	26,599
Short-Term Investments	143,388	—	—	143,388
Total Assets	$4,409,136	$—	$—	$4,409,136

Refer to the Schedule of Investments for additional information.
4. OTHER RELATED PARTY TRANSACTIONS
The Adviser serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary management fee at an annual rate of 1.00% based on the Fund’s average daily net assets for services provided to the Fund. The Adviser bears the costs of all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses and expenses incidental to a meeting of the Fund’s shareholders.
5. SERVICE AND CUSTODY AGREEMENTS
The Fund has entered into service agreements with U.S. Bancorp Fund Services, LLC (“Fund Services”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the year ended June 30, 2025, the aggregate purchases and sales of investments in the Fund, excluding in-kind and short-term securities, were $272,599 and $298,506, respectively. For the year ended June 30, 2025, the purchases and sales of in-kind securities in the Fund were $2,125,509 and $508,925, respectively.
For the year ended June 30, 2025, there were no long-term purchases or sales of U.S. Government Securities in the Fund.

12

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of June 30, 2025, were as follows:

Tax cost of investments	$4,217,834
Gross unrealized appreciation	392,183
Gross unrealized depreciation	(200,877)
Net unrealized appreciation/(depreciation)	191,306
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(53,159)
Total accumulated earnings/(losses)	$138,147

The differences between book and tax-basis unrealized appreciation/(depreciation) was attributable primarily due to partnership basis adjustments.
Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At June 30, 2025, the Fund deferred, on a tax basis, $39,279 of post-October losses.
At June 30, 2025, the Fund had no short-term or long-term capital loss carryforwards.
The tax character of distributions during the year ended June 30, 2025 and period ended June 30, 2024 were as follows:

	Year Ended June 30, 2025	Period Ended June 30, 2024
Distributions paid from:
Ordinary Income	$59,248	$15,836
Long-Term Capital Gains	767	—
Return of Capital	4,941	—
Total Distributions paid	$64,956	$15,836

8. PRINCIPAL INVESTMENT RISKS
Shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objectives. A description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks”.
9. SUBSEQUENT EVENTS
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.
10. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expense, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by

13

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025(Continued)
requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosure and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

14

Fundamentals First ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Fundamentals First ETF and
Board of Trustees of Mason Capital Fund Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fundamentals First ETF (the “Fund”), a series of Mason Capital Fund Trust, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended June 30, 2025 and for the period from February 21, 2024 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2025

15

Fundamentals First ETF
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.fundamentalsfirstfund.com.
FEDERAL TAX INFORMATION
For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025, was 48.20% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) was 2.57% for the Fund.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 1-617-228-5190, by accessing the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by accessing the Fund’s website at www. fundamentalsfirstfund.com. Information on how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-617-228-5190, by accessing the Fund’s website at www.fundamentalsfirstfund.com, or by accessing the website of the SEC.

16

Fundamentals First ETF
FORM N-CSR ITEMS
June 30, 2025 (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustees and Officers compensation for the Trust can be obtained from the Fund’s most recent SAI. During the fiscal year ended June 30, 2025, the Fund paid $4,000 in aggregate to the Independent Trustees.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Mason Capital Fund Trust

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ Gregg Picillo
Gregg Picillo, Principal Financial Officer

Date	September 3, 2025